Non-cash operating items	6 Months Ended
Jun. 30, 2024
Disclosure Changes In Non Cash Operating Items [Abstract]
Non-cash operating items	Non-cash operating items
The changes in non-cash operating items consist of the following:

	Three months ended		Six months ended
	June 30		June 30
	2024	2023	2024	2023
Accounts receivable	$107,205	$21,450	$97,316	$35,213
Fuel and natural gas in storage	(3,344)	(12,837)	(715)	19,657
Supplies and consumables inventory	(1,128)	(11,678)	(8,631)	(22,454)
Income taxes recoverable	1,872	5,134	3,963	5,683
Prepaid expenses	21,102	13,231	18,770	6,183
Accounts payable, accrued liabilities and other	(31,106)	92,826	(60,310)	(110,147)
Current income tax liability	3,603	(1,039)	3,603	2,563
Net regulatory assets and liabilities	(27,651)	5,293	(37,986)	9,946
	$70,553	$112,380	$16,010	$(53,356)